Statements of Net Assets Available for Plan Benefits - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Plan interest in the Master Trust	$ 11,022,497,843	$ 9,931,854,572
Total assets	11,022,497,843	9,931,854,572
Liabilities:
Total liabilities	0	0
Net assets available for plan benefits	$ 11,022,497,843	$ 9,931,854,572